UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21927

MSS Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Drive,  Suite 400

Broadview Heights, OH 44147

(Address of principal executive offices)

(Zip code)

Brandon M Pokersnik

8000 Town Centre Drive,  Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Copies to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Registrant's telephone number, including area code: 440-922-0066

Date of fiscal year end: November 30

Date of reporting period: July 1, 2021 - June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Parvin Hedged Equity Solari World Fund

Vodafone Group

Ticker Symbol	VOD	Cusip	92857W308
Record Date	6/4/2021	Meeting Date	7/27/2021

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt

1	To receive the Company’s accounts, the strategic report and reports of the Directors and the auditor for the year ended 31 March 2021	For	Issuer	For	With

2	Director: Olaf Swantee	For	Issuer	For	With

3	Director: JeanFrançois van Boxmeer	For	Issuer	For	With

4	Director: Nick Read	For	Issuer	For	With

5	Director: Margherita Della Valle	For	Issuer	For	With

6	Director: Sir Crispin Davis	For	Issuer	For	With

7	Director: Michel Demare	For	Issuer	For	With

8	Director: Dame Clara Furse	For	Issuer	For	With

9	Director: Valerie Gooding	For	Issuer	For	With

10	Director: Maria Amparo Moreleda Martinez	For	Issuer	For	With

11	Director: Sanjiv Ahuja	For	Issuer	For	With

12	Director: David Nish	For	Issuer	For	With

13	To declare a final dividend of 4.50 eurocents per ordinary share for the year ended 31 March, 2021	For	Issuer	For	With

14	To approve the Annual Report on Remuneration contained in the Remuneration Report of the Board for the year ended 31 March, 2021	For	Issuer	For	With

15	To reappoint Ernst & Young LLP as the Company’s auditor until the end of the next general meeting at which accounts are laid before the Company	For	Issuer	For	With

16	To authorise the Audit and Risk Committee to determine the remuneration of the auditor	For	Issuer	For	With

17	To authorise the Directors to allot shares	For	Issuer	For	With

18	To authorise the Directors to dis-apply pre-emption rights	For	Issuer	For	With

19	To authorise the Directors to dis-apply pre-emption rights up to a further 5 per cent for the purposes of financing an acquisition or other capital investment	For	Issuer	For	With

20	To authorise the Company to purchase its own shares	For	Issuer	For	With

21	To approve the adoption of new articles of association	For	Issuer	For	With

22	To authorise political donations and expenditure.	For	Issuer	For	With

23	To authorise the Company to call general meetings (other than AGMs) on a minimum of 14 clear day's notice	For	Issuer	For	With

* Management Recommended Vote

The J.M. Smucker Co.

Ticker Symbol	SJM	Cusip	832696405
Record Date	6/21/2021	Meeting Date	8/18/2021

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt

1A	Director: Susan E. Chapman-Hughes	For	Issuer	For	With
1B	Director: Paul J. Dolan	For	Issuer	For	With
1C	Director: Jay L. Henderson	For	Issuer	For	With
1D	Director: Kirk L. Perry	For	Issuer	For	With
1E	Director: Sandra Pianalto	For	Issuer	For	With
1F	Director: Alex Shumate	For	Issuer	For	With
1G	Director: Mark T. Smucker	For	Issuer	For	With
1H	Director: Richard K. Smucker	For	Issuer	For	With
1I	Director: Timothy P. Smucker	For	Issuer	For	With
1J	Director: Jodi L. Taylor	For	Issuer	For	With
1K	Director: Dawn C. Willoughby	For	Issuer	For	With

2	Ratification of appointment of Ernst & Young LLP Accounting Firm	For	Issuer	For	With

3	Advisory Approval of the Company's executive compensaton	For	Issuer	For	With

* Management Recommended Vote

Mobile Telesystems PJSC

Ticker Symbol	MBT	Cusip	607409109
Record Date	8/27/2021	Meeting Date	6/22/2022

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt

1	Distribution of MTS PJSC profit	For	Issuer	For	With

2	MTS PJSC membership in non-profit organizations	For	Issuer	For	With

3.1	On reorganization of MTS PJSC in the form of spin-off of TIC LLC from it	For	Issuer	For	With

3.2	On reorganization of MTS PJSC in the form of spin-off of MWS-1 LLC from it	For	Issuer	For	With

3.3	On reorganization of MWS-1 LLC established by reorganization as a spin-off from MTS PJSC in the form of a merger with MWS JSC	For	Issuer	For	With

4	On approval of the revised Regulations	For	Issuer	For	With

* Management Recommended Vote

Amcor PLC

Ticker Symbol	AMCR	Cusip	G0250X107
Record Date	9/15/2021	Meeting Date	11/10/2021

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt

1A	Director: Graeme Liebelt	For	Issuer	For	With
1B	Director: Dr. Armin Meyer	For	Issuer	For	With
1C	Director: Ron Delia	For	Issuer	For	With
1D	Director: Achal Agarwal	For	Issuer	For	With
1E	Director: Andrea Bertone	For	Issuer	For	With
1F	Director: Susan Carter	For	Issuer	For	With
1G	Director: Karen Guerra	For	Issuer	For	With
1H	Director: Nicholas (Tom) Long	For	Issuer	For	With
1I	Director: Arun Nayar	For	Issuer	For	With
1J	Director: Jeremy Sutcliffe	For	Issuer	For	With
1K	Director: David Szczupak	For	Issuer	For	With

2	To ratify the appointment of PricewaterhouseCoopers AG as our independent registered public accounting firm for fiscal year 2022.	For	Issuer	For	With

3	To cast a non-binding, advisory vote on the Company's executive compensation ("Say-on-Pay Vote").	For	Issuer	For	With

* Management Recommended Vote

Becton, Dickinson and Company

Ticker Symbol	BDX	Cusip	75887109
Record Date	12/6/2021	Meeting Date	1/25/2022

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt

1A	Director: Catherine M. Burzik	For	Issuer	For	With
1B	Director: Carrie L. Byington	For	Issuer	For	With
1C	Director: R. Andrew Eckert	For	Issuer	For	With
1D	Director: Claire M. Fraser	For	Issuer	For	With
1E	Director: Jeffrey W. Henderson	For	Issuer	For	With
1F	Director: Christopher Jones	For	Issuer	For	With
1G	Director: Marshall O. Larsen	For	Issuer	For	With
1H	Director: David F. Melcher	For	Issuer	For	With
1I	Director: Thomas E. Polen	For	Issuer	For	With
1J	Director: Claire Pomeroy	For	Issuer	For	With
1K	Director: Timothy M. Ring	For	Issuer	For	With
1L	Director: Bertram L. Scott	For	Issuer	For	With

2	Ratification of the selection of the independent registered public accounting firm	For	Issuer	For	With

3	Advisory vote to approve named executive officer compensation	For	Issuer	For	With

4	A shareholder proposal seeking to lower the ownership threshold required to call a special shareholders meeting, if properly presented at the meeting.	Against	Shareholder	Against	With

* Management Recommended Vote

Air Products and Chemicals, Inc.

Ticker Symbol	APD	Cusip	9158106
Record Date	12/7/2021	Meeting Date	2/3/2022

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt

1A	Director: Charles I. Cogut	For	Issuer	For	With
1B	Director: Lisa A. Davis	For	Issuer	For	With
1C	Director: Seifollah Ghasemi	For	Issuer	For	With
1D	Director: David H.Y. Ho	For	Issuer	For	With
1E	Director: Edward L. Monser	For	Issuer	For	With
1F	Director: Matthew H. Paull	For	Issuer	For	With
1G	Director: Wayne T. Smith	For	Issuer	For	With

2	Advisory vote approving the compensation of the Company's named executive officers	For	Issuer	For	With

3	Ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the fiscal year ending September 30, 2022	For	Issuer	For	With

* Management Recommended Vote

SK Telecom Co., Ltd.

Ticker Symbol	SKM	Cusip	78440P306
Record Date	12/31/2021	Meeting Date	3/25/2022

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt

1	Approval of Financial Statements for the 38th Fiscal Year (2021)	For	Issuer	For	With

2	Amendments to the Articles of Incorporation	For	Issuer	For	With

3	Grant of Stock Options	For	Issuer	For	With

4	Appointment of an Executive Director (Kang, Jong Ryeol)	For	Issuer	For	With

5	Appointment of an Independent Non-Executive Director to Serve as an Audit Committee Member (Kim, Seok Dong)	For	Issuer	For	With

6	Approval of the Ceiling Amount of Remuneration for Directors. *Proposed Ceiling Amount of the Remuneration for 8 Directors is KRW 12 billion	For	Issuer	For	With

* Management Recommended Vote

ABB Ltd

Ticker Symbol	ABB	Cusip	375204
Record Date	2/17/2022	Meeting Date	3/24/2022

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt

1	Approval of the management report, the consolidated financial statements and the annual financial statements for 2021	For	Issuer	For	With

2	Consultative vote on the 2021 Compensation Report	For	Issuer	For	With

3	Discharge of the Board of Directors and the persons entrusted with management	For	Issuer	For	With

4	Appropriation of earnings	For	Issuer	For	With

5	Capital reduction through cancellation of shares repurchased under the share buyback programs 2020 and 2021	For	Issuer	For	With

6A	Binding vote on the maximum aggregate amount of compensation of the Board of Directors for the next term of office, i.e. from the 2022 Annual General Meeting to the 2023 Annual General Meeting	For	Issuer	For	With

6B	Binding vote on the maximum aggregate amount of compensation of the Executive Committee for the following financial year, i.e. 2023	for	Issuer	For	With

7A	Director: Gunnar Brock	For	Issuer	For	With

7B	Director: David Constable	For	Issuer	For	With

7C	Director: Fleury Curado	For	Issuer	For	With

7D	Director: Lars Förberg	For	Issuer	For	With

7E	Director: Jennifer Xin-Zhe Li	For	Issuer	For	With

7F	Director: Geraldine Matchett	For	Issuer	For	With

7G	Director: David Meline	For	Issuer	For	With

7H	Director: Satish Pai	For	Issuer	For	With

7I	Director: Jacob Wallenberg

7J	Director: Peter Voser	For	Issuer	For	With

8A	Member of Compensation Committee: David Constable	For	Issuer	For	With

8B	Member of Compensation Committee: Frederico Fleury Curado	For	Issuer	For	With

8A	Member of Compensation Committee: Jennifer Xin-Zhe Li	For	Issuer	For	With

9	Independent proxy: Zehnder Bolliger & Partner	For	Issuer	For	With

10	Auditors: KPMG AG	For	Issuer	For	With

11	In case of additional or alternative proposals to the published agenda items during the Annual General Meeting or of new agenda items, I authorize the independent proxy to act	For	Issuer	For	With

* Management Recommended Vote

Smith & Nephew PLC

Ticker Symbol	SNN	Cusip	83175M205
Record Date	2/22/2022	Meeting Date	4/13/2022

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt

1	To receive the audited accounts	For	Issuer	For	With

2	To approve the Directors' Remuneration Report (excluding policy)	For	Issuer	For	With

3	To declare a final dividend	For	Issuer	For	With

4	ELECTION AND RE-ELECTION OF DIRECTOR: Erik Engstrom	For	Issuer	For	With

5	ELECTION AND RE-ELECTION OF DIRECTOR: Robin Freestone	For	Issuer	For	With

6	ELECTION AND RE-ELECTION OF DIRECTOR: Jo Hallas	For	Issuer	For	With

7	ELECTION AND RE-ELECTION OF DIRECTOR: John Ma	For	Issuer	For	With

8	ELECTION AND RE-ELECTION OF DIRECTOR: Katarzyna Mazur-Hofsaess	For	Issuer	For	With

9	ELECTION AND RE-ELECTION OF DIRECTOR: Rick Medlock	For	Issuer	For	With

10	ELECTION AND RE-ELECTION OF DIRECTOR: Deepak Nath	For	Issuer	For	With

11	ELECTION AND RE-ELECTION OF DIRECTOR: Anne-Françoise Nesmes	For	Issuer	For	With

12	ELECTION AND RE-ELECTION OF DIRECTOR: Marc Owen	For	Issuer	For	With

13	ELECTION AND RE-ELECTION OF DIRECTOR: Roberto Quarta	For	Issuer	For	With

14	ELECTION AND RE-ELECTION OF DIRECTOR: Angie Risley	For	Issuer	For	With

15	ELECTION AND RE-ELECTION OF DIRECTOR: Bob White	For	Issuer	For	With

16	To re-appoint the Auditor	For	Issuer	For	With

17	To authorise Directors' to determine the remuneration of the Auditor	For	Issuer	For	With

18	To renew the Directors' authority to allot shares	For	Issuer	For	With

19	To approve the Smith+Nephew Sharesave Plan (2022)	For	Issuer	For	With

20	To approve the Smith+Nephew International Sharesave Plan (2022)	for	Issuer	For	With

21	To renew the Directors' authority for the disapplication of the pre-emption rights	For	Issuer	For	With

22	To authorise the Directors' to disapply pre-emption rights for the purposes of acquisitions or other capital investments	For	Issuer	For	With

23	To renew the Directors' limited authority to make market purchases of the Company's own shares	For	Issuer	For	With

24	To authorise general meetings to be held on 14 clear days' notice	For	Issuer	For	With

* Management Recommended Vote

Calavo Growers, Inc.

Ticker Symbol	CVGW	Cusip	128246105
Record Date	2/28/2022	Meeting Date	4/27/2022

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt

1	Director: Farha Aslam	For	Issuer	For	With
	Director: Marc L. Brown	For	Issuer	For	With
	Director: Michael A. DiGregorio	For	Issuer	For	With
	Director: Adriana G. Mendizabal	For	Issuer	For	With
	Director: James D. Helin	For	Issuer	For	With
	Director: Steven Hollister	For	Issuer	For	With
	Director: Kathleen M. Holmgren	For	Issuer	For	With
	Director: John M. Hunt	For	Issuer	For	With
	Director: J. Link Leavens	For	Issuer	For	With
	Director: Donald M. Sanders	For	Issuer	For	With

2	RATIFICATION OF APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF CALAVO GROWERS, INC. FOR THE YEAR ENDING OCTOBER 31, 2022	For	Issuer	For	With

3	ADVISORY VOTE APPROVING THE EXECUTIVE COMPENSATION DISCLOSED IN THE ACCOMPANYING PROXY STATEMENT	For	Issuer	For	With

* Management Recommended Vote

C.H. Robinson Worldwide, Inc.

Ticker Symbol	CHRW	Cusip	12541W209
Record Date	3/9/2022	Meeting Date	5/5/2022

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt

1A	Director: Scott P. Anderson	For	Issuer	For	With
1B	Director: Robert C. Biesterfeld, Jr.	For	Issuer	For	With
1C	Director: Kermit R. Crawford	For	Issuer	For	With
1D	Director: Timothy C. Gokey	For	Issuer	For	With
1E	Director: Mark A. Goodburn	For	Issuer	For	With
1F	Director: Mary J. Steele Guilfoile	For	Issuer	For	With
1G	Director: Jodee A. Kozlak	For	Issuer	For	With
1H	Director: Henry J. Maier	For	Issuer	For	With
1I	Director: James B. Stake	For	Issuer	For	With
1J	Director: Paula C. Tolliver	For	Issuer	For	With
1K	Director: Henry W. "Jay" Winship	For	Issuer	For	With

2	To approve, on an advisory basis, the compensation of our named executive officers	For	Issuer	For	With

3	Ratification of the selection of Deloitte & Touche LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2022	For	Issuer	For	With

4	To approve the C.H. Robinson Worldwide, Inc. 2022 Equity Incentive Plan	For	Issuer	For	With

* Management Recommended Vote

3M

Ticker Symbol	MMM	Cusip	604059105
Record Date	3/15/2022	Meeting Date	5/10/2022

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt

1A	Director: Thomas K. Brown	For	Issuer	For	With
1B	Director: Pamela J. Craig	For	Issuer	For	With
1C	Director: David B. Dillon	For	Issuer	For	With
1D	Director:Michael L. Eskew	For	Issuer	For	With
1E	Director: James R. Fitterling	For	Issuer	For	With
1F	Director: Amy E. Hood	For	Issuer	For	With
1G	Director: Muhtar Kent	For	Issuer	For	With
1H	Director: Suzan Kereere	For	Issuer	For	With
1I	Director: Dambisa F. Moyo	For	Issuer	For	With
1J	Director: Gregory R. Page	For	Issuer	For	With
1K	Director: Michael F. Roman	For	Issuer	For	With
2	Ratification of PriceWaterhoseCoopers as Registered Public Accounting Firm for 2021	For	Issuer	For	With

3	Advisory Approval of Executive Compensation	For	Issuer	For	With

4	Shareholder Proposal on publishing a report on environmental costs	Against	Shareholder	Against	With

5	Shareholder Proposal on China audit	Against	Shareholder	Against	With

* Management Recommended Vote

Intel Corporation
Cusip
Ticker Symbol	INTC	Meeting Date	458140100
Record Date	3/18/2022	Meeting Date	5/12/2022

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt

1	Director: Patrick P. Gelsinger	For	Issuer	For	With
	Director: James J. Goetz	For	Issuer	For	With
Director: Andrea J. Goldsmith
	Director: Alyssa Henry	For	Issuer	For	With
	Director: Omar Ishrak	For	Issuer	For	With
	Director:Risa Lavizzo-Mourey	For	Issuer	For	With
	Director: Tsu-Jae King Liu	For	Issuer	For	With
	Director: Gregory D. Smith	For	Issuer	For	With
	Director: Dion J. Weisler	For	Issuer	For	With
	Director: Frank D. Yeary	For	Issuer	For	With

2	Ratification of selection of Ernst &Young LLP (EY) as our independent registered public accounting firm for 2022	For	Issuer	For	With

3	Advisory vote to approve executive compensation of our listed officers	For	Issuer	For	With

4	Approval of amendment and restatement of the 2006 Equity Incentive Plan (EIP)	For	Issuer	For	With

5	Stockholder Proposal Requesting Amendment to the Company’s Stockholder Special Meeting Right	Against	Shareholder	Against	With

6	Stockholder Proposal Requesting a Third-Party Audit and Report onWhetherWritten Policies or Unwritten Norms at the Company Reinforce Racism in Company Culture	Against	Shareholder	Against	With

* Management Recommended Vote

Chipmos Technologies Inc.

Ticker Symbol	IMOS	Cusip	16965P103
Record Date	3/25/2022	Meeting Date	5/26/2022

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt

1A	Director: Adriane M. Brown	For	Issuer	For	With
1B	Director:Logan D. Green	For	Issuer	For	With
1C	Director:E. Carol Hayles	For	Issuer	For	With
1D	Director:Jamie Lannone	For	Issuer	For	With
1E	Director:Kathleen C. Mitic	For	Issuer	For	With
1F	Director:Paul S. Pressler	For	Issuer	For	With
1G	Director:Mohak Shroff	For	Issuer	For	With
1H	Director:Robert H. Swan	For	Issuer	For	With
1I	Director:Perry M. Traquina	For	Issuer	For	With

2.1	Adoption of the Business Report and Financial Statements for fiscal year 2021	For	Issuer	For	With

2.2	Adoption of the earnings distribution plan for fiscal year 2021	For	Issuer	For	With

3.1	Amendments to Articles of Incorporation	For	Issuer	For	With

3.2	Amendments to the Rules of Procedure for Shareholders' Meeting	For	Issuer	For	With

3.3	Amendments to the Operational Procedures for Acquisition and Disposal of Assets	For	Issuer	For	With

3.4	Release the prohibition on directors from participation in competitive business under Article 209 of the Company Act	For	Issuer	For	With

* Management Recommended Vote

Nutrien Ltd.

Ticker Symbol	NTR	Cusip	67077M108
Record Date	3/28/2022	Meeting Date	5/17/2022

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt

1A	Director: Christopher M. Burley	For	Issuer	For	With
	Director: Maura J. Clark	For	Issuer	For	With
	Director: Russell K. Girling	For	Issuer	For	With
	Director: Michael J. Hennigan	For	Issuer	For	With
	Director: Miranda C. Hubbs	For	Issuer	For	With
	Director: Raj S. Kushwaha	For	Issuer	For	With
	Director: Alice D. Laberge	For	Issuer	For	With
	Director: Consuelo E. Madere	For	Issuer	For	With
	Director: Keith G. Martell	For	Issuer	For	With
	Director: Aaron W. Regent	For	Issuer	For	With
	Director: Nelson Luiz Costa Silva	For	Issuer	For	With

2	Re-appointment of KPMG LLP, Chartered Accountants, as auditor of the Corporation	For	Issuer	For	With

3	A non-binding advisory resolution to accept the Corporation's approach to executive compensation	For	Issuer	For	With

* Management Recommended Vote

AMBEV S.A.

Ticker Symbol	ABEV	Cusip	02319V103
Record Date	3/29/2022	Meeting Date	4/29/2022

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt

1	Analyze and approve the management accounts, with examination, discussion and voting on the financial statements related to the fiscal year ended December 31, 2021	For	Issuer	For	With

2	Resolve on the allocation of the net profits for the fiscal year ended December 31, 2021	For	Issuer	For	With

3A

Elect the effective and alternate members of the Fiscal Council for a term in office of one (1) year: Controller Slate - Fiscal Council: José Ronaldo Vilela Rezende, Elidie Palma Bifano, Emanuel Sotelino Schifferle (Alternate), Eduardo Rogatto Luque (Alternate).

		For	Issuer	For	With

3B

Elect the effective and alternate members of the Fiscal Council for a term in office of one (1) year: Separate Election of the fiscal council - Candidates nominated by minority shareholders: Vinicius Balbino Bouhid, Carlos Tersandro Fonseca Adeodato (Alternate).

		For	Issuer	For	With

4

Determine the managers' overall compensation for the year of 2022, in the annual amount of up to R$ 121,572,686.14, including expenses related to the recognition of the fair amount of (x) the stock options that the Company intends to grant in the fiscal year, and (y) the compensation based on shares that the Company intends to execute in the fiscal year, in accordance with the Management Proposal

		For	Issuer	For	With

5

Determine the overall compensation of the Fiscal Council's members for the year of 2022, in the annual amount of up to R$ 2,017,453.72, with alternate members' compensation corresponding to half of the amount received by the effective members, in accordance with the Management Proposal

		For	Issuer	For	With

E6a

Amend the Company's bylaws to: amend item "m" and add item "q" of article 3 of the bylaws, to detail in the corporate purpose of the Company ancillary activities related to the main activities carried out by the Company

		For	Issuer	For	With

E6b

Amend the Company's bylaws to: amend the heading of article 5 in order to reflect the capital increases approved by the Board of Directors up to the date of the AGOE, within the authorized capital limit

		For	Issuer	For	With

E7	Consolidate the Company's by-laws	For	Issuer	For	With

* Management Recommended Vote

JAMF Holding Corp

Ticker Symbol	JAMF	Cusip	47074L105
Record Date	3/31/2022	Meeting Date	5/24/2022

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt

1	Director: Virginia Gambale	For	Issuer	For	With
	Director: Charles Guan	For	Issuer	For	With
	Director: Dean Hager	For	Issuer	For	With
	Director: Martin Taylor	For	Issuer	For	With

2	To approve, by an advisory vote, the frequency of future advisory votes on executive compensation	1 Year	Issuer	For	With

3	To ratify the appointment of Ernst & Young LLP as Jamf's independent registered public accounting firm for the year ending December 31, 2022	For	Issuer	For	With

* Management Recommended Vote

Equinor ASA

Ticker Symbol	EQNR	Cusip	29446M102
Record Date	4/1/2022	Meeting Date	5/11/2022

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt

1	NA
2	NA
3	Election of chair for the meeting	For	Issuer	For	With

4	Approval of the notice and the agenda	For	Issuer	For	With

5	Election of two persons to co-sign the minutes together with the chair of the meeting	For	Issuer	For	With

6	Approval of the annual report and accounts for Equinor ASA and the Equinor group for 2021, including the board of directors' proposal for distribution of fourth quarter 2021 dividend	For	Issuer	For	With

7	Authorisation to distribute dividend based on approved annual accounts for 2021	For	Issuer	For	With

8	Reduction in capital through the cancellation of own shares and the redemption of shares belonging to the Norwegian government	For	Issuer	For	With

9	Proposal to amend Article 1 of the Articles of Association	For	Issuer	For	With

10	Energy Transition Plan	For	Issuer	For	With
		For	Issuer	For	With
11	Proposal from shareholder to set short-, medium-, and long-term targets for greenhouse gas (GHG) emissions of the company's operations and the use of energy products (including Scope 1, 2 and 3)	For	Issuer	For	With

12	Proposal from shareholders that Equinor introduces and implements a climate target agenda and emissions reduction plan that is consistent with achieving the global 1,5 degree C increase target	Against	Sharehlolder	Against	With

13	Proposal from shareholder that Equinor takes initiative to establish a state restructuring fund for employees who now work in the oil sector	Against	Shareholder	Against	With

14

Proposal from shareholders that Equinor declares the Norwegian sector of the Barents Sea a Voluntary Exclusion Zone, focus on its domestic business in the Norwegian sector and accelerate its transition into renewable energy

		Against	Shareholder	Against	With

15

Proposal from shareholder that Equinor aims to become a leading producer of renewable energy, stops all exploration activity and test drilling for fossil energy resources, withdraws from its projects abroad

		Against	Shareholder	Against	With

16

Proposal from shareholder that Equinor significantly increases its investments in renewable energy, stop all new exploration in the Barents Sea, discontinue international activities and develop a plan for gradual closure of the oil industry

		Against	Shareholder	Against	With

17	Proposal from shareholder that Equinor present a strategy for real business transformation to sustainable energy production	Against	Shareholder	Against	With

18	Proposal from shareholder that Equinor gradually divest from all international operations	Against	Shareholder	Against	With

19	Proposal from shareholder that the board of Equinor outlines a specific action plan for quality assurance and anti-corruption	Against	Shareholder	Against	With

20	The board of directors' report on Corporate Governance	For	Issuer	For	With

21	The board of directors' remuneration report for salary and other remuneration for leading personnel	For	Issuer	For	With

22	Approval of remuneration for the company's external auditor for 2021	For	Issuer	For	With

23a	Election of member to the corporate assembly: Member Jarle Roth (re-election, nominated as chair for the corporate assembly's election)	For	Issuer	For	With

23b	Election of member to the corporate assembly: Member Nils Bastiansen (re-election, nominated as deputy chair for the corporate assembly's election)	For	Issuer	For	With

23c	Election of member to the corporate assembly: Member Finn Kinserdal (re-election)	For	Issuer	For	With

23d	Election of member to the corporate assembly: Member Kari Skeidsvoll Moe (re-election)	For	Issuer	For	With

23e	Election of member to the corporate assembly: Member Kjerstin Rasmussen Braathen (re-election)	For	Issuer	For	With

23f	Election of member to the corporate assembly: Member Kjerstin Fyllingen (re-election)	For	Issuer	For	With

23g	Election of member to the corporate assembly: Member Mari Rege (re-election)	For	Issuer	For	With

23h	Election of member to the corporate assembly: Member Trond Straume (re-election)	For	Issuer	For	With

23i	Election of member to the corporate assembly: Member Martin Wien Fjell (new election, existing deputy member)	For	Issuer	For	With

23j	Election of member to the corporate assembly: Member Merete Hverven (new election)	For	Issuer	For	With

23k	Election of member to the corporate assembly: Member Helge Aasen (new election)	For	Issuer	For	With

23l	Election of member to the corporate assembly: Member Liv B. Ulriksen (new election)
		For	Issuer	For	With
23m	Election of member to the corporate assembly: Deputy member Per Axel Koch (new election)	For	Issuer	For	With

23n	Election of member to the corporate assembly: Deputy member Catrine Kristiseter Marti (new election)	For	Issuer	For	With

23o	Election of member to the corporate assembly: Deputy member Nils Morten Huseby (new election)	For	Issuer	For	With

23p	Election of member to the corporate assembly: Deputy member Nina Kivijervi Jonassen (re-election)	For	Issuer	For	With

24	Determination of remuneration for the corporate assembly members	For	Issuer	For	With

25a	Election of member to the nomination committee: Member Jarle Roth (re-election, new election as chair)	For	Issuer	For	With

25b	Election of member to the nomination committee: Member Berit L. Henriksen (re-election)	For	Issuer	For	With

25c	Election of member to the nomination committee: Member Merete Hverven (new election)	For	Issuer	For	With

25d	Election of member to the nomination committee: Member Jan Tore Føsund (new election)	For	Issuer	For	With

26	Determination of remuneration for the nomination committee members	For	Issuer	For	With

27	Authorisation to acquire Equinor ASA shares in the market to continue operation of the company's share-based incentive plans for employees	For	Issuer	For	With

28	Authorisation to acquire Equinor ASA shares in the market for subsequent annulment	For	Issuer	For	With

29	Marketing Instructions for Equinor ASA - adjustments	For	Issuer	For	With

* Management Recommended Vote

eBay Inc.

Ticker Symbol	EBAY	Cusip	278642103
Record Date	4/12/2022	Meeting Date	6/8/2022

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt

1A	Director: Adriane M. Brown	For	Issuer	For	With
1B	Director: Logan D. Green	For	Issuer	For	With
1C	Director: E. Carol Hayles	For	Issuer	For	With
1D	Director: Jamie Lannone	For	Issuer	For	With
1E	Director: Kathleen C. Mitic	For	Issuer	For	With
1F	Director: Paul S. Pressler	For	Issuer	For	With
1G	Director: Mohak Shroff	For	Issuer	For	With
1H	Director: Robert H. Swan	For	Issuer	For	With
1I	Director: Perry M. Traquina	For	Issuer	For	With

2	Ratification of appointment of independent auditors	For	Issuer	For	With

3	Advisory vote to approve named executive officer compensation	For	Issuer	For	With

4	Approval of the Amendment and Restatement of the eBay Employee Stock Purchase Plan	For	Issuer	For	With

5	Special Shareholder Meeting, if properly presented	Against	Shareholder	Against	With

* Management Recommended Vote

MercadoLibre, Inc.

Ticker Symbol	MELI	Cusip	58733R102
Record Date	4/12/2022	Meeting Date	6/8/2022

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt

1	Director: Richard Sanders	For	Issuer	For	With
	Director: Emiliano Calemzuk	For	Issuer	For	With
	Director: Marcos Galperin	For	Issuer	For	With
	Director: A.M Petroni Merhy	For	Issuer	For	With

2	To approve, on an advisory basis, the compensation of our named executive officers for fiscal year 2021	For	Issuer	For	With

3

Ratification of the appointment of Pistrelli, Henry Martin y Asociados S.R.L., a member firm of Ernst & Young Global Limited as our independent registered public accounting firm for the fiscal year ending December 31, 2022

		For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS Series Trust

By /s/Gregory B. Getts

* Gregory B. Getts

President

By /s/Brandon M. Pokersnik

* Brandon M. Pokersnik

Secretary

Date: August 29, 2022

*Print the name and title of each signing officer under his or her signature.